Property and Equipment, Net - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, gross		$ 10,793,879	$ 10,633,941
Less: accumulated depreciation		(9,861,911)	(9,635,078)
Total property and equipment, net	$ 932,027	931,968	998,863
Land [Member]
Property and Equipment, gross		79,100	79,100
Buildings - Rental Property [Member]
Property and Equipment, gross		445,635	427,704
Building Improvements [Member]
Property and Equipment, gross		766,859	760,017
Equipment and Machinery [Member]
Property and Equipment, gross		3,917,080	3,929,332
Furniture and Fixtures [Member]
Property and Equipment, gross		387,836	322,157
Computer Software [Member]
Property and Equipment, gross		23,518	23,518
Molds [Member]
Property and Equipment, gross		4,651,889	4,589,153
Vehicles [Member]
Property and Equipment, gross		$ 521,962	$ 502,960